Document and Entity Information	Jul. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 27, 2022
Entity Registrant Name	MID PENN BANCORP, INC.
Entity Central Index Key	0000879635
Entity Emerging Growth Company	false
Entity File Number	1-13677
Entity Incorporation State Country Code	PA
Entity Tax Identification Number	25-1666413
Entity Address, Address Line One	2407 Park Drive
Entity Address, City or Town	Harrisburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17110
City Area Code	1.866
Local Phone Number	642.7736
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 par value per share
Trading Symbol	MPB
Security Exchange Name	NASDAQ